INCOME TAXES - (Benefit) Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Successor
Current:
Federal	$ (15,232)	$ 12,012	$ 7,973
State	2,656	1,381	507
Foreign	78	(22)	52
Current income tax (benefit) expense	(12,498)	13,371	8,532
Deferred:
Federal	4,744	(39,694)	(14,243)
State	(2,749)	(4,634)	(5,287)
Foreign	0	(9)	151
Deferred income tax expense	1,995	(44,337)	(19,379)
Income tax (benefit) expense	(10,503)	(30,966)	(10,847)
Predecessor
Current:
Federal				3,150
State				383
Foreign				176
Current income tax (benefit) expense				3,709
Deferred:
Federal				6,842
State				833
Foreign				0
Deferred income tax expense				7,675
Income tax (benefit) expense				$ 11,384